Share capital (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023 CAD ($) share shares	Dec. 31, 2022 CAD ($) $ / shares Rate shares	Dec. 31, 2022 USD ($) $ / shares Rate shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares	$ 0	$ 311,962
Income taxes on share issue costs		$ 3,700
NCIB description	In December 2023, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the NCIB program, Osisko may acquire up to 9,258,298 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	Under the terms of the previous NCIB program, Osisko was allowed to acquire up to 18,293,240 of its common shares from time to time, from December 12, 2022 to December 11, 2023.	Under the terms of the previous NCIB program, Osisko was allowed to acquire up to 18,293,240 of its common shares from time to time, from December 12, 2022 to December 11, 2023.
Daily purchases of common shares, limit | shares	94,834	81,963	81,963
Normal course issuer bid purchase of common shares (shares) | shares		1,694,658	1,694,658
Normal course issuer bid purchase of common shares		$ 22,135
Average acquisition price per share | $ / shares		$ 13.06
Accordion feature	$ 200,000
Share capital [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | share	185,346,524
Normal course issuer bid purchase of common shares		$ 18,911
Bought deal private placement [Member]
Disclosure of classes of share capital [line items]
Number of common shares issued on a bought deal basis | shares		18,600,000	18,600,000
Price per share issued | $ / shares			$ 13.45
Proceeds from issuing shares		$ 312,000	$ 250.2
Share issue expenses		13,900
Share issue expenses net		10,200
Income taxes on share issue costs		$ 3,700
Underwriters commission | Rate		4.00%	4.00%
Dividend reinvestment plan [Member]
Disclosure of classes of share capital [line items]
Common shares elected to participate in dividend reinvestment plan | shares	12.7
Dividends payable	$ 800
Common shares issued under DRIP | shares	140,405	118,639	118,639
Discount under dividend reinvestment plan	3.00%	3.00%	3.00%
Dividend reinvestment plan [Member] | January 15, 2024 [Member]
Disclosure of classes of share capital [line items]
Common shares issued under DRIP | shares	42,011
Discount under dividend reinvestment plan	3.00%